Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Cash, Uninsured Amount	$ 187,000	$ 1,400,000
Allowance for Doubtful Accounts Receivable	3,500	100,299
Advertising Expense	4,461,000	2,422,000
Loss Contingency Accrual, Beginning Balance			20,000
Loss Contingency Accrual, Payments	$ 20,000